CLIMATE GLOBAL - CLIMATE RESILIENT REIT INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Common Stocks — 98.6%	Shares	Fair Value
Communications — 0.9%
DigitalBridge Group, Inc.	809	$ 12,653

Real Estate — 97.7%*
Acadia Realty Trust - REIT	530	11,671
Agree Realty Corporation - REIT	260	19,279
AH Realty Trust, Inc. - REIT	929	6,326
Alpine Income Property Trust, Inc. - REIT	279	5,376
American Healthcare REIT, Inc. - REIT	404	19,752
American Tower Corporation, Class A - REIT	240	44,870
Americold Realty Trust, Inc. - REIT	1,164	18,263
Apple Hospitality REIT, Inc. - REIT	940	13,808
Brandywine Realty Trust - REIT	2,295	7,115
Broadstone Net Lease, Inc. - REIT	769	15,557
BXP, Inc. - REIT	299	17,943
Camden Property Trust - REIT	164	17,476
CareTrust REIT, Inc. - REIT	454	18,532
CBL & Associates Properties, Inc. - REIT	224	10,772
Centerspace - REIT	155	10,459
Community Healthcare Trust, Inc. - REIT	374	6,440
COPT Defense Properties - REIT	449	14,395
Cousins Properties, Inc. - REIT	495	13,271
Crown Castle, Inc. - REIT	374	34,221
Curbline Properties Corporation - REIT	364	10,603
Digital Realty Trust, Inc. - REIT	199	37,810
EastGroup Properties, Inc. - REIT	109	22,008
EPR Properties - REIT	244	13,920
Essential Properties Realty Trust, Inc. - REIT	559	17,094
Extra Space Storage, Inc. - REIT	205	29,584
Federal Realty Investment Trust - REIT	184	22,012
First Industrial Realty Trust, Inc. - REIT	240	14,849
Four Corners Property Trust, Inc. - REIT	500	12,450
FrontView REIT, Inc. - REIT	355	6,298
Getty Realty Corporation - REIT	329	10,702
Gladstone Commercial Corporation - REIT	590	7,440
Healthcare Realty Trust, Inc. - REIT	949	18,904
Healthpeak Properties, Inc. - REIT	1,125	21,544
Highwoods Properties, Inc. - REIT	485	12,659
Innovative Industrial Properties, Inc. - REIT	179	10,380
InvenTrust Properties Corporation - REIT	320	10,602
Iron Mountain, Inc. - REIT	289	37,064
JBG SMITH Properties - REIT	555	8,142
Kimco Realty Corporation - REIT	774	18,638
Lamar Advertising Company, Class A - REIT	150	22,869
Lineage, Inc. - REIT - REIT	459	20,384
LXP Industrial Trust - REIT	275	14,201
Medical Properties Trust, Inc. - REIT	1,904	9,729
Mid-America Apartment Communities, Inc. - REIT	170	21,942
National Health Investors, Inc. - REIT	179	13,119
National Storage Affiliates Trust - REIT	384	16,378
NETSTREIT Corporation - REIT	479	9,705
NexPoint Residential Trust, Inc. - REIT	244	7,091
NNN REIT, Inc. - REIT	445	19,807
Omega Healthcare Investors, Inc. - REIT	465	21,743
One Liberty Properties, Inc. - REIT	290	6,830
Orion Office REIT, Inc. - REIT	1,580	4,708
Phillips Edison & Company, Inc. - REIT	389	15,618
Common Stocks — 98.6% (continued)	Shares	Fair Value
Real Estate — 97.7%* (continued)
Postal Realty Trust, Inc., Class A - REIT	364	$ 8,387
Prologis, Inc. - REIT	294	42,180
Public Storage - REIT	105	31,887
Realty Income Corporation - REIT	604	37,013
Regency Centers Corporation - REIT	260	20,111
Sabra Health Care REIT, Inc. - REIT	674	13,405
Saul Centers, Inc. - REIT	254	8,804
SBA Communications Corporation, Class A - REIT	140	28,442
Service Properties Trust - REIT	2,940	5,263
Simon Property Group, Inc. - REIT	180	36,884
SITE Centers Corporation - REIT	955	4,823
SL Green Realty Corporation - REIT	305	13,847
STAG Industrial, Inc. - REIT	505	19,124
Strawberry Fields REIT, Inc. - REIT	379	4,972
UMH Properties, Inc. - REIT	629	9,448
Universal Health Realty Income Trust - REIT	135	5,596
Ventas, Inc. - REIT	394	33,261
Vornado Realty Trust - REIT	530	17,888
Welltower, Inc. - REIT	250	51,333
Whitestone REIT - REIT	494	9,426
WP Carey, Inc. - REIT	334	24,856
		1,279,303

Total Common Stocks
(Cost $1,192,378)		1,291,956

Total Investments — 98.6%
(Cost $1,192,378)		1,291,956

Other Assets in Excess of Liabilities — 1.4%		17,897

Total Net Assets — 100.0%		$ 1,309,853

REIT	- Real Estate Investment Trust
*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.